LEASES (Schedule of Lease Expenses) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	$ 302
CPI expenses on lease liabilities and right-of-use assets	1
Depreciation expenses on right-of-use assets	767
Income due to removal of lease liabilities and right-of-use assets	(2)
Total expenses	$ 1,068